Overview:	12 Months Ended
Dec. 31, 2023
Overview:
Overview:

Note 1 - Overview:

Grupo Aeroportuario del Sureste, S. A. B. de C. V. (ASUR or the Company) is a Mexican company that was incorporated in April 1998 as a wholly-owned entity of the federal public government to administer, operate, maintain and exploit nine airports in the Southeast of Mexico. The nine airports are located in the following cities: Cancún, Cozumel, Mérida, Huatulco, Oaxaca, Veracruz, Villahermosa, Tapachula and Minatitlán. ASUR and its subsidiaries are collectively referred to as “the Company”, “ASUR” or “the Group”.

Aeropuerto de Cancun, S. A. de C. V. (Cancún Airport) has more than 95% stake in the following subsidiaries: Caribbean Logistic, S. A. de C. V., Cargo RF, S. A. de C. V and Cancún Airport Services, S. A. de C. V., companies providing storage services, handling services, warehousing and custody of foreign trade merchandise and the related to the premises inspected at airports concessioned to third parties, as well as Cancún Airport Services, S. A. de C. V., whose main activity is to establish and operate shops, establishments and stores for the sale of all kinds of products. Until April, 2021, the Company operated two companies that provide administrative services: Servicios Aeroportuarios del Sureste, S. A. and C. V. and RH Asur, S. A. de C. V.

In June 1998, the Mexican Department of Communications and Transportation (SCT by its Spanish initials) granted to the Companyʼs subsidiaries concessions to administer, operate, exploit and develop the nine Southeast airports over a period of 50 years commencing on November 1, 1998. The term of the concessions may be extended by the parties under certain circumstances, in accordance with Article 15 of the Airports Law that establishes, among other things: 1) it had fulfilled the conditions set out in the respective title; 2) if requested before the five years of the concession’s validity begun, and 3) accept the new conditions.

Notwithstanding the Companyʼs rights to administer, operate, exploit, develop and, if applicable, build the nine airports pursuant to the Mexican General Law of National Assets; all the land, furniture and permanent fixed assets located in the airports are the property of the Mexican federal government. Upon expiration of the Companyʼs concessions, these assets, including any improvements made during the term of the concessions, automatically revert to the Mexican federal government.

Through its subsidiary Cancún Airport, the Company holds 60% of the shares of Aerostar Airport Holding, LLC (Aerostar), which operates and manages Aeropuerto Internacional Luis Muñoz Marín (LMM Airport) in San Juan, Puerto Rico, and 100% of the shares of Sociedad Operadora de Aeropuertos Centro Norte, S. A. (Airplan), domiciled in the city of Medellín, Colombia, which operates and administers, through a single concession (contract 8000011-OK), the following six Airports: Enrique Olaya Herrera in Medellín, José María Córdova in Rionegro, El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal.

At December 31, 2021 and 2022, the Companyʼs outstanding capital stock was held by the investing public (66.53% and 60.63%, respectively) and has been placed at securities market in New York (NYSE) and México (BMV), Inversiones y Técnicas Aeroportuarias, S. A. P. I. de C. V. (ITA) (7.65% in both years), CHAPF Holdings, S.A.P.I. de C. V. (13.51% and 19.41%, respectively), and Inversiones Productivas Kierke, S. A. de C. V. (12.31% in both years). Shareholding is divided amongst different shareholders, without there being an individual or a particular group that controls the Company directly.

As of December 31, 2023, the Company’s outstanding capital stock was held by the investing public (58.02)%, listed in New York (NYSE) and Mexico (BMV), Inversiones and Tecnicas Aeroportuarias, SAPI de C.V. (ITA) (7.65)%, CHPAF Holdings, S.A.P.I de C.V. (20.67)%, and Inversiones Productivas Kierke, S.A. de C.V. (12.33%) and Grupo ADO, S.A. de C.V. (1.33%).

Recovery from the effects of COVID-19 on the Company.

Due to the declaration of COVID-19 as a global health emergency, the Company’s daily operations were impacted, mainly in the year 2020, as a consequence of the social distancing requirements, the recommendations of the authorities to stay at home and government travel restrictions. During 2021 and 2022 the Company presented a recovery compared to the previous year, highlighting the following:

a.

Mexico. - In 2021, there was a recovery in passenger traffic compared to 2020. The total increase in passengers in 2021 in Mexico was 76.28% compared to 2020. In 2022, the increase in passenger traffic in Mexico continued. (See Note 3).

b.

Colombia. - In 2021, there was a recovery in passenger traffic compared to 2020. The total increase in passengers in 2021 was 149.82% compared to 2020. In 2022, the increase in passenger traffic in Colombia continued. (See Note 3).

c.

Puerto Rico. - In 2021, there was a recovery in passenger traffic compared to 2020. The total increase in passengers in 2021 was 99.83% compared to 2020. In 2022, the increase in passenger traffic in Puerto Rico continued. (See Note 3).

d.

Clients. - Due to COVID-19 pandemic, the Company entered into agreements with clients to extend the payment term for accounts receivable in Mexico and Airplan. As of December 31, 2021, the balance in Mexico amounted to Ps.4,463 while Airplan’s notes receivable were settled by clients. In 2022 the total balance of these agreements was settled. (See Note 6.2).

e.

Impairment of accounts receivable. - The consolidated accounts receivable impairment reserve shows a net decrease in 2021 of Ps.28,519. The impact in the accounts receivable impairment reserve for the year 2021, was reflected in Mexico, with an increase of Ps.9,331, a decrease of Ps.36,275 in Aerostar, while Airplan reflected an increase of Ps.1,575. In 2022 there were no significant movements in the consolidated accounts receivable impairment reserve. (See Note 6.3).

f.

Mexico’s concession. - On March 31, 2021, the Federal Civil Aviation Agency in Mexico (AFAC) authorized the reduction and modification of the Capital investments provided for in the Master Development Plan (MDP) for the period 2019-2023. (See Note 15b).

g.

Bank loans. - a) On June 29, 2020, Mexico obtained BBVA Bancomer’s approval for a Ps.1,500,000 credit line, over a term of eighteen months as from that date, which was not used, as of December 31, 2021 and has therefore expired. b) On September 29, 2021, the loan with Santander for Ps.2,000,000 was prepaid and a new loan was obtained for Ps.2,650,000 at the 28-day TIIE rate plus 1.5 points maturing on September 28, 2024 and c) On October 13, 2021 the Ps.1,960,000 loan with BBVA Bancomer was repaid and on October 15, 2021, BBVA Mexico granted a credit for the amount of Ps.2,000,000 to be used for corporate expenses with a term of 7 years, ending on October 13, 2028, at an annual interest rate equivalent to the 28-day TIIE rate plus an applicable margin. During 2022, while no new bank loans were obtained, Aerostar issued secured bonds. (See Notes 10 and 11).

h.

At the General Meeting of Stockholders held on April 23, 2020, the Company’s shareholders agreed to delegate the power to decree and pay ordinary dividends to the Board of Directors, in to amount of Ps.2,463,000 which were approved on June 29, 2021 and paid on October 1, 2021. In 2022 net ordinary dividends of Ps.2,709,000 were declared and paid, as well as an extraordinary dividend of Ps.1,800,000. In 2023 net ordinary dividends of Ps.2,709,000 were declared and paid, as well as an extraordinary dividend of Ps.3,000,000. (See Note 12).

i.

In 2021, all the members of the syndicated loan agreement granted waivers to the Company until the first quarter of 2022, however as of December 31, 2021 as well as in each quarter of 2022, the Company complied with its financial commitments. (See Note 10).

j.

Revenue. - During 2021, 2022 and 2023, in line with the increase in passenger traffic, there was an increase in consolidated revenues, excluding construction revenues, of 74.4%, 44.7% and 8.4% compared to 2020, 2021 and 2022, respectively, and during 2021, 2022 and 2023 they present an increase in passenger traffic and as well as an increase in consolidated revenues, excluding construction revenues, of 0.3%, 45.1% and 57.3% respectively compared to the year ended December 31, 2019. Consolidated aeronautical revenues showed an increase in 2021, 2022 and 2023 of 73.8%, 49.6% and 8.2% compared to the years 2020, 2021 and 2022, respectively, and compared to 2019, a decrease of 2.0% and an increase of 46.6% and 58.6%, respectively, while non-aeronautical revenues reflected an increase of 75.2%, 37.2% and 8.7% in 2021, 2022 and 2023 compared to the years 2020, 2021 and 2022, respectively, and an increase of 4.0%, 42.8% and 55.2%, respectively, compared to 2019. (See Note 3).

k.

Grants. - In 2020 Aerostar received a grant offer from the Federal Aviation Administration (FAA) under the Federal CARES Act approved by the United States Government for a total amount of USD33,417 (approximately Ps.717,590). During 2021 the subsidiary received USD16,292 (approximately Ps.333,477). As of December 31, 2021, the Company has requested and obtained all the resources under this program. (See Notes 4.1 and 17.21).

On February 18, 2021, official confirmation was received from the FAA granting Aerostar approval for Federal assistance under the Coronavirus Response and Relief Supplemental Appropriation Act (CRRSA Act) for a total amount of USD10,577 (approximately Ps.210,574). During 2022 and 2021, the Company received the amount of USD9,595 and USD983, respectively (approximately Ps.196,376 and Ps.20,122 in 2022 and 2021, respectively), for reimbursements of verifications presented to the authority, which are presented net of the expense or cost corresponding to 2022 and 2021. As of December 31, 2022 and 2021 there are no unfulfilled conditions or other contingencies related to these grants. (See Notes 4.1 and 17.21).

On November 5, 2021, the FAA provided subsidiary Aerostar an airport rescue grant offer under the American Rescue Plan Act (ARPA) for a total amount of USD35,716 (approximately Ps.731,106). During the year 2023, the Company received USD14,268 (approximately Ps.252,366). During 2022 the Company received USD17,515 (approximately Ps.350,901). As of December 31, 2023 and 2022, there are no unfulfilled conditions or other contingencies related to these grants. (See Notes 4.1 and 17.21).

The most significant effects on the Company’s consolidated financial statements have been overcome and during 2023 and 2022 there were no adverse impacts caused by the COVID-19 pandemic.